Cover	Oct. 17, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 17, 2022
Entity Registrant Name	CROSSFIRST BANKSHARES, INC.
Entity Incorporation, State or Country Code	KS
Entity File Number	001-39028
Entity Tax Identification Number	26-3212879
Entity Address, Address Line One	11440 Tomahawk Creek Parkway
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	754-9704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CFB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001458412
Amendment Flag	true
Amendment description	On October 17, 2022, CrossFirst Bankshares, Inc. (the "Company") filed a Current Report on Form 8-K (the "Initial Form 8-K"). The Initial Form 8-K included a press release, furnished as Exhibit 99.1, reporting its preliminary financial results for the third quarter of 2022 (the "Earnings Release"), and a related investor presentation, furnished as Exhibit 99.2, providing additional supplemental preliminary financial and other information for the same period (the "Investor Presentation"). The Company is furnishing this Amended Report on Form 8-K (this "Form 8-K/A") to make certain changes to the financial information that was included in its Earnings Release. This Form 8-K/A, including the exhibits attached hereto, amends, restates and supersedes in its entirety the Initial Form 8-K, including the exhibits attached thereto.